Document and Entity Information	May 23, 2025
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	May 23, 2025
Entity File Number	333-249533
Entity Registrant Name	FORTITUDE GOLD CORPORATION
Entity Incorporation, State or Country Code	CO
Entity Tax Identification Number	85-2602691
Entity Address, Address Line One	7
Entity Address, City or Town	Colorado Springs
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80903
City Area Code	719
Local Phone Number	717-9825
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	N/A
Trading Symbol	N/A
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001828377
Amendment Flag	false